Acquisitions and Divestitures	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Extractive Industries [Abstract]
Acquisitions and Divestitures

4. Acquisitions and Divestitures

During the nine months ended September 30, 2019 and 2018, Brigham Minerals entered into a number of acquisitions of mineral and royalty interests from various sellers in Texas, Oklahoma, Colorado, New Mexico, and North Dakota, as reflected in the tables below. The change in the oil and natural gas property balance is comprised of payments for acquisitions of minerals, land brokerage costs and capitalized general and administrative expenses that were funded with borrowings under its Owl Rock credit facility, the new revolving credit facility and proceeds from the IPO.

	Assets Acquired		Cash Consideration Paid
	Evaluated	Unevaluated
	(In thousands)
Quarter Ended March 31, 2019	$27,929	$13,403	$41,332
Quarter Ended June 30, 2019	25,050	14,925	39,975
Quarter Ended September 30, 2019	63,787	35,251	99,038

Total Acquired	$116,766	$63,579	$180,345

	Assets Acquired		Cash Consideration Paid
	Evaluated	Unevaluated
	(In thousands)
Quarter Ended March 31, 2018	$14,132	$11,462	$25,594
Quarter Ended June 30, 2018	44,706	34,711	79,417
Quarter Ended September 30, 2018	39,099	19,873	58,972

Total Acquired	$97,937	$66,046	$163,983

4. Acquisitions and Divestitures

In June 2018, Brigham Minerals closed on the acquisition of certain mineral interests from an unrelated third-party in the Delaware Basin in Loving County, Texas and Lea County, New Mexico for $41 million, subject to customary post-closing adjustments. Brigham Minerals funded the acquisition with capital contributions and borrowings under our prior revolving credit facility. The allocation of the purchase price was $22.8 million to evaluated properties and $18.2 million to unevaluated properties.

In June 2018, Brigham Minerals entered into a definitive agreement with an unrelated third-party to acquire certain mineral interests in Reeves, Loving and Ward counties in the Delaware Basin for $25.8 million and closed on $22.0 million and $3.8 million in the third and fourth quarter of 2018, respectively. The allocation of the purchase price was $18.4 million to evaluated properties and $7.4 million to unevaluated properties.

During the twelve months ended December 31, 2018, Brigham Minerals entered into a number of individually insignificant acquisitions of mineral and royalty interests from various sellers in Texas, Oklahoma and North Dakota, as reflected in the table below. The change in the oil and natural gas property balance is comprised of individually insignificant payments for acquisitions of minerals, land brokerage costs and capitalized general and administrative expenses that were funded with capital contributions and borrowings under our prior revolving credit facility and our new term loan facility.

	Assets Acquired		Consideration Paid
	Evaluated	Unevaluated	Cash
	(in thousands)
Quarter Ended March 31, 2018	$14,132	$11,462	$25,594
Quarter Ended June 30, 2018	21,903	16,558	38,461
Quarter Ended Sept 30, 2018	22,982	13,946	36,928
Quarter Ended Dec 31, 2018	15,319	13,879	29,198

Total Acquired	$74,336	$55,845	$130,181

In August 2017, Brigham Minerals acquired certain mineral and royalty interests in the Delaware Basin for $29.2 million. Brigham Minerals funded the acquisition with capital contributions. The allocation of the purchase price was $20.5 million to unevaluated properties and $8.7 million to evaluated properties.

In addition, during 2017, Brigham Minerals entered into a number of individually insignificant acquisitions. The change in the oil and natural gas property balance is comprised of individually insignificant payments for acquisitions of minerals, land brokerage costs and capitalized general and administrative capital expenditures.

On February 28, 2017, Brigham Operating and Brigham Resources Midstream, LLC, wholly owned subsidiaries of Brigham Resources, closed on the sale of substantially all of their Southern Delaware Basin leasehold and related assets, including certain mineral and royalty interests owned by Brigham Resources, to a third-party public entity. The proceeds for mineral and royalty interests represented $156.7 million of the net adjusted sales price and consisted of cash of $111.1 million and shares valued at $45.6 million The mineral and royalty interests sold represented approximately 12% in aggregate of Brigham Minerals’ total proved reserves as of December 31, 2016. As a result of the sale, the relationship between capitalized costs and proved reserves was altered significantly and Brigham Minerals recorded a gain of $94.6 million.